Balances and transactions with related parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balances and transactions with related parties [Abstract]
Receivable		$ 42,228	$ 163,344
Payable		1,458	87,573
Amount of related party receivable forgiven		98,859
Revenues [Abstract]
Revenue, related parties		131,636	160,530	$ 187,492
Costs [Abstract]
Sub-agency commissions	[1]	107,692	264,743	0
Expenses [Abstract]
Other expenses	[2]	440	391	366
Maritime Services [Member]
Revenues [Abstract]
Revenue, related parties	[3]	131,137	159,772	187,426
Shipping Agencies [Member]
Revenues [Abstract]
Revenue, related parties	[4]	499	758	0
Leases [Member]
Revenues [Abstract]
Revenue, related parties	[5]	0	0	66
TMM Division Maritima, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[6]	42,228	163,344
Payable	[6]	0	0
SSA Mexico, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[7]	0	0
Payable	[7]	1,458	87,573
Executive Personnel [Member]
Short-term benefits [abstract]
Salaries		36,003	40,851	33,790
Social security costs		1,633	497	462
Short-term benefits		$ 37,636	$ 41,348	$ 34,252

[1]	Shipping agency servicies provided by SSA Mexico, S.A. de C.V. to Administradora Maritima TMM, S.A.P.I. de C.V.
[2]	Management consulting provided by SSA Mexico, S.A. de C.V. to Administracion Portuaria Integral de Acapulco, S.A. de C.V.
[3]	Maritime services between TMM Direccion Corporativa, S.A. de C.V, subsidiary of Grupo TMM, and TMM DM.
[4]	Shipping agency services between Administradora Maritima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM, and TMM DM.
[5]	Grupo TMM, S.A.B. leasing operation with SSA Mexico, S.A. de C.V. in Acapulco, Guerrero.
[6]	The accounts receivable is related to the maritime services provided to TMM DM by Grupo TMM. In September 2020, the Company agreed through an agreement with this related party to forgive $98,859.
[7]	The accounts payables to SSA Mexico, S.A. de C.V., are largely due to subagency services that this related party provides to Grupo TMM.